Common Stock Issues (DETAILS) (USD $)	Mar. 31, 2012	Dec. 12, 2011	Oct. 31, 2008	Apr. 15, 2007
Common Stock Issues Details
Common shares issued through private placement			24,000,000	49,500,000
Cosideration for privateplacement issues			$ 40,000	$ 1,650
Dividend paid in stock per share		29
Common shares issued and outstanding	73,500,000